UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust IV

Schedule of Portfolio Investments as of September 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 105.7%
	Common Stocks — 101.0%
	Consumer Discretionary — 29.1%
	Auto Components — 5.1%
4,261	Delphi Automotive plc, (United Kingdom)	303,894
4,968	Magna International, Inc., (Canada)	213,376

		517,270

	Automobiles — 4.7%
6,853	Ford Motor Co.	82,716
12,507	General Motors Co.	397,347

		480,063

	Hotels, Restaurants & Leisure — 9.8%
6,292	Arcos Dorados Holdings, Inc., (Uruguay), Class A (a)	33,159
2,588	Bloomin’ Brands, Inc.	44,617
8,632	Carnival Corp.	421,414
650	DineEquity, Inc.	51,474
5,861	Royal Caribbean Cruises Ltd. (j)	439,282

		989,946

	Household Durables — 5.4%
1,425	CalAtlantic Group, Inc.	47,652
2,978	Harman International Industries, Inc. (j)	251,492
2,860	MDC Holdings, Inc.	73,788
5,664	Toll Brothers, Inc. (a)	169,127

		542,059

	Leisure Products — 0.4%
890	Brunswick Corp.	43,414

	Media — 2.9%
195	Charter Communications, Inc., Class A (a)	52,644
3,050	DISH Network Corp., Class A (a)	167,079
507	Time Warner, Inc.	40,362
1,344	Twenty-First Century Fox, Inc., Class A	32,552

		292,637

	Specialty Retail — 0.8%
2,028	Best Buy Co., Inc.	77,429

	Total Consumer Discretionary	2,942,818

	Consumer Staples — 1.4%
	Beverages — 1.0%
892	Molson Coors Brewing Co., Class B	97,941

	Food & Staples Retailing — 0.4%
1,507	Kroger Co. (The)	44,728

	Total Consumer Staples	142,669

	Energy — 13.3%
	Energy Equipment & Services — 2.2%
2,400	Halliburton Co.	107,712
5,300	Patterson-UTI Energy, Inc.	118,561

		226,273

	Oil, Gas & Consumable Fuels — 11.1%
1,298	Chevron Corp.	133,590
2,288	Diamondback Energy, Inc. (a)	220,884
1,243	EOG Resources, Inc.	120,211
858	EQT Corp.	62,308
1,097	Exxon Mobil Corp.	95,746
1,362	Occidental Petroleum Corp.	99,317
973	Pioneer Natural Resources Co.	180,637
765	Tesoro Corp.	60,863
2,688	Valero Energy Corp.	142,464

		1,116,020

	Total Energy	1,342,293

	Financials — 23.1%
	Banks — 13.6%
12,662	Bank of America Corp.	198,160
9,019	Citigroup, Inc.	425,967
3,526	East West Bancorp, Inc.	129,439
6,067	Huntington Bancshares, Inc.	59,821
26,455	KeyCorp	321,957
6,219	Regions Financial Corp.	61,382
368	SVB Financial Group (a)	40,679
3,117	Wells Fargo & Co.	138,021

		1,375,426

	Capital Markets — 2.3%
3,385	Charles Schwab Corp. (The)	106,864
573	Goldman Sachs Group, Inc. (The)	92,408
2,918	WisdomTree Investments, Inc.	30,026

		229,298

	Consumer Finance — 1.8%
2,401	Ally Financial, Inc.	46,748
839	Capital One Financial Corp.	60,265
2,637	Synchrony Financial	73,836

		180,849

	Diversified Financial Services — 0.5%
1,700	Voya Financial, Inc.	48,994

	Insurance — 4.4%
1,895	American International Group, Inc.	112,449
1,588	Hartford Financial Services Group, Inc. (The)	67,998
800	Lincoln National Corp.	37,584
3,163	MetLife, Inc.	140,532
646	Principal Financial Group, Inc.	33,276
1,640	XL Group Ltd., (Bermuda)	55,153

		446,992

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Thrifts & Mortgage Finance — 0.5%
2,264	BofI Holding, Inc. (a)	50,714

	Total Financials	2,332,273

	Health Care — 10.7%
	Biotechnology — 3.5%
834	Alexion Pharmaceuticals, Inc. (a)	102,198
97	Biogen, Inc. (a)	30,364
1,549	Gilead Sciences, Inc.	122,557
1,148	Vertex Pharmaceuticals, Inc. (a)	100,117

		355,236

	Health Care Providers & Services — 1.7%
1,070	Aetna, Inc.	123,531
273	McKesson Corp.	45,523

		169,054

	Life Sciences Tools & Services — 0.3%
422	PAREXEL International Corp. (a)	29,308

	Pharmaceuticals — 5.2%
363	Allergan plc (a)	83,603
2,138	Bristol-Myers Squibb Co.	115,281
321	Eli Lilly & Co.	25,763
8,200	Pfizer, Inc.	277,734
496	Teva Pharmaceutical Industries Ltd., (Israel), ADR	22,821

		525,202

	Total Health Care	1,078,800

	Industrials — 8.0%
	Aerospace & Defense — 1.3%
402	General Dynamics Corp.	62,374
1,625	Textron, Inc.	64,594

		126,968

	Airlines — 6.3%
1,484	American Airlines Group, Inc.	54,329
1,507	Delta Air Lines, Inc.	59,316
6,634	Southwest Airlines Co.	257,996
3,754	Spirit Airlines, Inc. (a)	159,658
2,025	United Continental Holdings, Inc. (a)	106,252

		637,551

	Road & Rail — 0.4%
1,700	Werner Enterprises, Inc.	39,559

	Total Industrials	804,078

	Information Technology — 10.9%
	Electronic Equipment, Instruments & Components — 0.5%
788	TE Connectivity Ltd., (Switzerland)	50,732

	IT Services — 1.7%
700	Cognizant Technology Solutions Corp., Class A (a)	33,397
5,576	First Data Corp., Class A (a)	73,380
420	International Business Machines Corp.	66,717

		173,494

	Semiconductors & Semiconductor Equipment — 6.0%
1,300	Applied Materials, Inc.	39,195
1,130	Broadcom Ltd., (Singapore) (j)	194,948
1,108	Lam Research Corp.	104,939
2,439	Marvell Technology Group Ltd., (Bermuda)	32,365
2,260	NXP Semiconductors N.V., (Netherlands) (a)	230,542

		601,989

	Software — 0.5%
864	Microsoft Corp.	49,766

	Technology Hardware, Storage & Peripherals — 2.2%
726	Apple, Inc.	82,074
2,399	Western Digital Corp.	140,270

		222,344

	Total Information Technology	1,098,325

	Materials — 2.6%
	Chemicals — 2.6%
1,758	CF Industries Holdings, Inc.	42,807
1,245	Eastman Chemical Co.	84,262
1,352	Methanex Corp., (Canada)	48,239
1,182	Mosaic Co. (The)	28,912
1,089	Westlake Chemical Corp.	58,262

	Total Materials	262,482

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
1,851	Outfront Media, Inc.	43,776

	Telecommunication Services — 1.5%
	Wireless Telecommunication Services — 1.5%
3,247	T-Mobile US, Inc. (a)	151,700

	Total Common Stocks (Cost $10,091,767)	10,199,214

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.7%
	Investment Company — 4.7%
477,178	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $477,178)	477,178

	Total Investments — 105.7% (Cost $10,568,945)	10,676,392
	Liabilities in Excess of Other Assets — (5.7)%	(574,886)

	NET ASSETS — 100.0%	$10,101,506

Short Positions — 2.1%
	Common Stocks — 2.1%
	Consumer Discretionary — 0.4%
	Specialty Retail — 0.4%
872	Bed Bath & Beyond, Inc.	37,592

	Consumer Staples — 0.5%
	Household Products — 0.5%
674	Colgate-Palmolive Co.	49,970

	Health Care — 0.9%
	Biotechnology — 0.3%
179	Amgen, Inc.	29,859

	Health Care Equipment & Supplies — 0.6%
608	Baxter International, Inc.	28,941
128	C.R. Bard, Inc.	28,708

		57,649

	Total Health Care	87,508

	Industrials — 0.3%
	Aerospace & Defense — 0.3%
154	Lockheed Martin Corp.	36,917

	Total Securities Sold Short (Proceeds $211,336)	$211,987

Percentages indicated are based on net assets.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$254,122
Aggregate gross unrealized depreciation	(146,675)

Net unrealized appreciation/depreciation	$107,447

Federal income tax cost of investments	$10,568,945

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of this security is segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2016.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,676,392	$—	$—	$10,676,392

Total Liabilities for Securities Sold Short (a)	$(211,987)	$—	$—	$(211,987)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2016

/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 28, 2016